Business Combination Disclosure: Schedule of consideration paid (Details) - Acquisition of Aphrodite	12 Months Ended
Dec. 31, 2021 USD ($)
Equity instrument, Series B Convertible Preferred Stock	$ 664,105
Embedded conversion options in the Convertible Preferred Stock	821,739
Fair value of total consideration transferred	$ 1,485,844